Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-5 - USD ($)			3 Months Ended	12 Months Ended
	Feb. 14, 2024	Jul. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-5 [Line Items]
Expected term				5 years
Vesting period			4 years	4 years
Stock option outstanding shares				58,172
Stock options outstanding				57,276
Weighted average exercise price (in Dollars per share)			$ 3.46	$ 3.46
Vested weighted average exercise price (in Dollars per share)				$ 3.16
Weighted average period			5 years 1 month 9 days
Vested weighted average term			5 years 7 days
Intrinsic value of options outstanding (in Dollars)				$ 7,400,000
Vested intrinsic value (in Dollars)				$ 7,100,000
Stock option			57,546	47,990
Reduced exercised price (in Dollars per share)		$ 1.09	$ 3.16	$ 3.94
Recognized stock based compensation expense (in Dollars)				$ 100,000	$ 100,000
Equity Option [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-5 [Line Items]
Unrecognized stock based compensation (in Dollars)				345,000
Weighted average period			1 year 9 months 14 days
Unvested Restricted Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-5 [Line Items]
Unrecognized stock based compensation (in Dollars)				$ 35,000
Weighted average period				1 year 6 months 25 days
Weighted Average [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-5 [Line Items]
Vested weighted average term				4 years 6 months 10 days
CBO’s [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-5 [Line Items]
Recognized stock based compensation expense (in Dollars)				$ 165,000
Board of Directors [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-5 [Line Items]
Recognized stock based compensation expense (in Dollars)					$ 200,000
Aggregate of stock options	3,125				32,517
PMX Option Plan [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-5 [Line Items]
Expected term			11 years	11 years
Stock option outstanding shares			58,172
Stock options outstanding				57,546
Vested weighted average exercise price (in Dollars per share)				$ 3.17
Weighted average period				5 years 4 months 9 days
Vested weighted average term				5 years 2 months 12 days
Unrecognized stock based compensation (in Dollars)				$ 100,000
Weighted average period				2 years 11 months 23 days